CONSOLIDATED BALANCE SHEET - USD ($)	Mar. 31, 2015	Mar. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 233,591	$ 20,615
Accounts receivable	4,478	1,422
Inventories less reserve for abandoned property of $2,339 and allowance for obsolescence of $90,000 at March 31, 2015 and allowance for obsolescence of $44,107 at March 31, 2014	112,797	30,090
Prepaid expenses	1,150	2,873
TOTAL CURRENT ASSETS	352,016	55,000
FIXED ASSETS, NET	1,013,141	$ 25,491
OTHER ASSETS:
Capitalized pre-opening costs - World of Beer	204,059
Trademarks, net	4,537	$ 4,834
Deposits and other assets	8,145	896
TOTAL OTHER ASSETS	216,741	5,730
TOTAL ASSETS	1,581,898	86,221
CURRENT LIABILITIES:
Accounts payable	1,911,005	1,667,615
Accrued liabilities	6,757,764	5,733,308
Derivative liabilities	1,868,857	1,993,393
Short-term bridge loans payable	115,000	115,000
Convertible notes payable	7,195,794	5,891,182
Less: Discount on convertible notes payable	(196,499)	(3,511,738)
Non-convertible notes payable	625,016	$ 411,517
Loans payable -World of Beer Minority Owners	50,767
Loans payable to related parties	21,463	$ 21,463
TOTAL CURRENT LIABILITIES	18,349,167	12,321,740
LONG TERM LIABILITIES:
Convertible notes payable	178,500	$ 100,000
Minority interest	(3,391)
TOTAL LONG TERM LIABILITES	175,109	$ 100,000
STOCKHOLDERS' (DEFICIT):
Series A and A-1 convertible preferred stock par value $0.00001 per share, 20,000,000 shares authorized, 9,000,051 shares issued and outstanding at March 31, 2015 and March 31, 2014, respectively	90	90
Common stock, par value $0.00001, 20,000,000,000 shares authorized and 1,161,193,362 and 181,714,134 shares issued and outstanding at March 31, 2015 and March 31, 2014, respectively	11,612	1,817
Additional paid-in capital	19,830,637	19,416,418
Deficit accumulated	(36,784,717)	(31,753,844)
TOTAL STOCKHOLDERS' (DEFICIT)	(16,942,378)	(12,335,519)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT)	$ 1,581,898	$ 86,221